Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,657,000
Previously Paid Amount	0.00
Total Fee Amount	228.83
Total Offset Amount	0.00
Net Fee	228.83
Narrative - Max Aggregate Offering Price	$ 1,657,000
Final Prospectus	true